November 30, 2023

Securities & Exchange Commission Public Filing Desk 100 F Street, N.E. Washington, DC 20549
Re:	NEOS ETF Trust, File Nos. 333-253997 and 811-23645

Dear Sir or Madam:

On behalf of NEOS ETF Trust, a registered investment company (the “Registrant”), we hereby submit via electronic filing Post-Effective Amendment No. 96 to the Trust’s Registration Statement under the Securities Act of 1933, as amended. The Amendment is filed pursuant to Rule 485(a) promulgated under the Securities Act of 1933. The main purpose of this filing is to register shares of the Trust that will be the successor Fund in a reorganization with an unaffiliated fund.

If you have any questions, please contact Bibb L. Strench at (202) 973-2727.

Very truly yours,

/s/ Bibb L. Strench

Bibb L. Strench

Thompson Hine llp	1919 M Street, N.W.	www.ThompsonHine.com
Attorneys at Law	Suite 700	O: 202.331.8800
	Washington, D.C. 20036-3537	F: 202.331.8330